Assets and Liabilities Held for Sale - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 CAD ($)
Depletion depreciation, impairment and accretion [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Impairment loss, net of tax	$ 12